Shareholder Report, Holdings (Details) - C000253926	Mar. 31, 2025
46429B598 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	18.30%
6889106 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
BMMV2K8 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BK6YZP5 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
B1DYPZ5 | China Merchants Bank Company Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	1.50%
B17N9P6 | Greentown China Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BD5CP06 | Bank of Ningbo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BSHYYN1 | Saudi National Bank (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FinancialsBFX05H3
Holdings [Line Items]
Percent of Total Investments	78.20%
Equities46429B598
Holdings [Line Items]
Percent of Total Investments	18.20%
Cash & Equivalent665279873
Holdings [Line Items]
Percent of Total Investments	2.30%
Consumer Discretionary6148272
Holdings [Line Items]
Percent of Total Investments	1.30%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Equity
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%